SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses

(in thousands)	2022	2021

Cost of goods and services sold:
Cost of goods sold-mineral concentrates	$(444)	$—
Operating Overheads:
Mining, other development expense	(660)	(2,630)
Milling, conversion expense	(3,104)	(2,697)
Less absorption:
- Mineral properties	68	46
- Milling	—	451
Cost of services-Closed Mines Services	(7,022)	(7,791)
Cost of goods and services sold	(11,162)	(12,621)
Reclamation asset amortization	(199)	(280)
Selling expenses	(48)	—
Sales royalties and non-income taxes	(216)	—
Operating expenses	$(11,625)	$(12,901)

Other income (expense)

(in thousands)	2022	2021

Gains (losses) on:
Foreign exchange	$816	$(1,295)
Disposal of property, plant and equipment	(25)	135
Fair value changes:
Investments-equity instruments (note 7)	(6,469)	10,454
Investments-uranium (note 7)	29,422	41,440
Warrants on investment (note 7)	1,625	1,149
Share purchase warrants (note 15)	20,337	(7,104)
Reclamation obligation adjustments (note 14)	4,126	585
Debt obligation adjustments (note 16)	—	4
Share purchase warrants issue expense (note 18)	—	(791)
Recognition of proceeds-U.I Repayment Agreement (note 25)	6,142	—
Uranium investment carrying charges	(374)	(223)
Other	(273)	(191)
Other income	$55,327	$44,163

Finance income (expense)

(in thousands)	2022	2021

Interest income	$1,419	$383
Interest expense	(6)	(2)
Accretion expense:
Deferred revenue (note 12)	(2,774)	(3,098)
Post-employment benefits (note 13)	(22)	(23)
Reclamation obligations (note 14)	(1,444)	(1,343)
Debt obligations (note 16)	(32)	(44)
Finance expense, net	$(2,859)	$(4,127)

Depreciation expense

(in thousands)	2022	2021

Operating expenses:
Mining, other development expense	$(2)	$(2)
Milling, conversion expense	(3,076)	(2,053)
Cost of services	(185)	(179)
Exploration	(266)	(180)
Evaluation	(270)	(36)
General and administrative	(144)	(114)
Depreciation expense-gross	$(3,943)	$(2,564)

Employee benefits expense

(in thousands)	2022	2021

Salaries and short-term employee benefits	$(12,416)	$(9,358)
Share-based compensation (note 19)	(3,736)	(2,832)
Termination benefits	(2)	(125)
Employee benefits expense-gross	$(16,154)	$(12,315)

Lease related amounts

(in thousands)	2022	2021

Accretion expense on lease liabilities	$(32)	$(44)
Expenses relating to short-term leases	(6,095)	(3,920)
Expenses relating to non-short term low-value leases	(1)	(6)
Lease related expense-gross	$(6,128)	$(3,970)

Change in non-cash working capital items

(in thousands)	2022	2021

Change in non-cash working capital items:
Trade and other receivables	$(512)	$(282)
Inventories	741	(410)
Prepaid expenses and other assets	129	(183)
Accounts payable and accrued liabilities	1,385	676
Change in non-cash working capital items	$1,743	$(199)

Supplemental cash flow disclosure

(in thousands)	2022	2021

Supplemental cash flow disclosure:
Interest paid	$(6)	$(2)
Income taxes paid	—	—